Leases (Tables)	6 Months Ended
Jul. 31, 2026
Leases
Schedule of components of operating lease expense

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025

Operating lease cost	1,005	998	1,994	1,957
Short-term lease cost	69	152	134	289
Total operating lease cost	1,074	1,150	2,128	2,246

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2026	2025	2026	2025

Operating cash outflows from operating leases included in measurement of lease liabilities	1,083	1,114	2,156	2,133
New right-of-use assets obtained in exchange for lease obligations	527	1,065	1,279	1,455

	July 31,	January 31,
	2026	2026
Weighted average remaining lease term (years)	2.7	2.7
Weighted average discount rate (%)	5.0	5.2

Schedule of maturities for operating lease liabilities

Operating
Years Ended January 31,	Leases
Remainder of 2027	1,940
2028	3,287
2029	1,640
2030	864
2031	362
2032 and thereafter	55
Total lease payments	8,148
Less: imputed interest	(606)
Total lease obligations	7,542
Current	3,329
Long-term	4,213